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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

(No. 002-34393)	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 253	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

(No. 811-01879)	[X]

Amendment No. 236	[X]

(Check appropriate box or boxes.)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:   303-333-3863

Kathryn Santoro – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

[   ]         immediately upon filing pursuant to paragraph (b)

[X]         on July 7, 2017 pursuant to paragraph (b)

[   ]         60 days after filing pursuant to paragraph (a)(1)

[   ]         on (date) pursuant to paragraph (a)(1)

[   ]         75 days after filing pursuant to paragraph (a)(2)

[   ]         on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
(Post-Effective Amendment No. 252)

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 240 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 223 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to paragraph (a)(1) of Rule 485 on January 26, 2017 to establish Class Z Shares and Class P Shares for certain series, each a new share class of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on March 27, 2017. Post-Effective Amendment No. 245 under the 1933 Act and Amendment No. 228 under the 1940 Act was filed pursuant to Rule 485(b) on March 24, 2017, designating April 10, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 246 under the 1933 Act and Amendment No. 229 under the 1940 Act was filed pursuant to Rule 485(b) on April 7, 2017, designating May 5, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 248 under the 1933 Act and Amendment No. 231 under the 1940 Act was filed pursuant to Rule 485(b) on May 4, 2017, designating June 2, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 250 under the 1933 Act and Amendment No. 233 under the 1940 Act was filed pursuant to Rule 485(b) on June 1, 2017, designating June 9, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 252 under the 1933 Act and Amendment No. 235 under the 1940 Act was filed pursuant to Rule 485(b) on June 8, 2017, designating June 16, 2017 as a new effective date for the Amendment.

This Post-Effective Amendment No. 253 under the 1933 Act and Amendment No. 236 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating July 7, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 253 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

The Registrant is a series fund with multiple series and classes currently established. This Post-Effective Amendment No. 253 is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 15th day of June, 2017.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	June 15, 2017

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	June 15, 2017

Signature	Title	Date

William F. McCalpin* William F. McCalpin	Chairman and Trustee	June 15, 2017

Alan A. Brown* Alan A. Brown	Trustee	June 15, 2017

William D. Cvengros* William D. Cvengros	Trustee	June 15, 2017

Raudline Etienne*	Trustee	June 15, 2017
Raudline Etienne

Gary A. Poliner*	Trustee	June 15, 2017
Gary A. Poliner

James T. Rothe* James T. Rothe	Trustee	June 15, 2017

William D. Stewart* William D. Stewart	Trustee	June 15, 2017

Linda S. Wolf* Linda S. Wolf	Trustee	June 15, 2017

/s/ Kathryn Santoro
*By: Kathryn Santoro
Attorney-in-Fact
Pursuant to Powers of Attorney, dated January 26, 2017, incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 240, filed January 26, 2017.